INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES
Schedule of inventories

	December 31,
	2025	2024
Raw materials and work in progress	$39,590	$30,847
Finished goods	95,591	68,963
Total	$135,181	$99,810